Cash and due from banks and inter-bank funds - Additional information (Detail) S/ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 PEN (S/)	Dec. 31, 2022 PEN (S/)	Dec. 31, 2021 PEN (S/)	Jan. 31, 2024 PEN (S/)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Cash and cash equivalents [abstract]
Foreign currency accrued interest percentage	4.86%	3.79%			4.86%	3.79%
Foreign currency interest rate on inter-bank funds liabilities	5.33%	4.39%		4.00%	5.33%	4.39%
Local currency accrued interest percentage	6.75%	7.50%			6.75%	7.50%
Deposits in foreign currency	S/ 482,170,000	S/ 762,800,000		S/ 140,000,000	$ 130,000,000	$ 200,000,000
Interest income on excess of legal reserve	194,446,000	61,302,000	S/ 3,000
Interest income on deposits	68,850,000	35,874,000	799,000
Interest income on time deposit	S/ 36,960,000	S/ 48,331,000	S/ 38,068,000
Foreign currency accrued interest rate on inter-bank funds liabilities	5.50%				5.50%